Concentration of Risk (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Revenue	$ 98,787	$ 198,740
Cost of revenue	32,356	63,350
Customer One [Member]
Concentration Risk [Line Items]
Revenue	$ 70,004
Four Customers [Member]
Concentration Risk [Line Items]
Revenue		$ 175,764
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	100.00%
Revenue Benchmark [Member] | Customer One [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	71.00%	48.00%
Revenue Benchmark [Member] | Customer Two [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		17.00%
Revenue Benchmark [Member] | Customer Three [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		14.00%
Revenue Benchmark [Member] | Customer Four [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%
Cost of Revenue [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	100.00%
Cost of Revenue [Member] | Supplier Concentration Risk [Member] | One Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage	92.00%	66.00%